Schedule of Investments
November 30, 2021 (unaudited)
Monteagle Opportunity Equity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 90.88%

Banks - 6.26%
Bank OZK	6,400	286,144
Cathay General Bancorp	8,100	339,471
East West Bancorp, Inc.	3,600	277,200
Heartland Financial USA, Inc.	5,600	266,000
Northfild Bancorp, Inc.	20,600	347,110
South State Corp.	4,000	312,560
Washington Federal, Inc.	7,900	256,671

		2,085,156

Captial Goods - 11.11%
A.O. Smith Corp.	4,400	347,820
Acuity Brands, Inc.	2,200	442,970
AGCO Corp.	2,100	231,441
Cummins, Inc.	1,500	314,625
Curtiss-Wright Corp.	2,500	314,550
EMCOR Group, Inc.	2,800	334,152
Franklin Electric Co., Inc.	3,700	325,785
John Bean Technologies Corp.	2,200	347,094
L3Harris Technologies, Inc.	1,500	313,620
Masco Corp.	5,000	329,500
Stanley Black & Decker, Inc.	2,300	401,948

		3,703,505

Chemicals - 1.57%
Eastman Chemical Co.	2,600	271,154
LyondellBasell Industries NV Class A	2,900	252,677

		523,831

Commercial & Professional Services - 5.41%
ABM Industries, Inc.	7,100	319,500
CBIZ, Inc. (2)	9,400	338,682
Cintas Corp.	700	295,533
HNI Corp.	11,400	450,414
Robert Half International, Inc.	3,600	400,212

		1,804,341

Consumer Durables & Apparel - 4.44%
Brunswick Corp.	4,600	431,986
Lennar Corp. Class A	3,500	367,675
PulteGroup, Inc.	7,100	355,213
Whirlpool Corp.	1,500	326,610

		1,481,484

Consumer Services - 3.33%
Service Corp. International	6,200	410,192
Texas Roadhouse, Inc.	4,700	389,818
Yum China Holdings, Inc. (China)	6,200	310,620

		1,110,630

Containers & Packaging - 1.74%
Amcor PLC (Switzerland)	29,200	330,544
Sonoco Products Co.	4,300	249,959

		580,503

Diversified Financials - 3.91%
Houlihan Lokey, Inc. Class A	3,600	390,744
Raymond James Financial, Inc.	3,150	309,613
SEI Investments Co. (2)	5,600	333,928
Synchrony Financial	6,000	268,740

		1,303,025

Electric Utilities - 1.18%
Hawaiian Electric Industries, Inc.	3,100	117,769
OGE Energy Corp.	4,200	144,144
PPL Corp.	4,700	130,801

		392,714

Energy Equipment & Services - 1.94%
Halliburton Co.	30,000	647,700

Food & Staples Retailing - 1.29%
Performance Food Group Co. (2)	3,168	127,702
The Kroger Co.	7,300	303,169

		430,871

Food, Beverage & Tobacco - 2.62%
Archer-Daniels Midland Co.	3,200	199,072
Ingredion, Inc.	2,800	260,764
Kellogg Co.	3,300	201,894
Tyson Foods, Inc. Class A	2,700	213,192

		874,922

Gas Utilities - 0.95%
UGI Corp.	7,700	317,625

Healthcare Equipment & Services - 6.44%
Baxter International, Inc.	5,200	387,764
Cardinal Health, Inc.	8,600	397,578
Hologic, Inc. (2)	6,000	448,380
McKesson Corp.	2,100	455,196
Molina Healthcare, Inc. (2)	1,600	456,288

		2,145,206

Insurance - 3.53%
Aflac, Inc.	4,900	265,286
Everest Re Group Ltd. (Bermuda)	1,100	282,018
The Hanover Insurance Group, Inc.	2,500	304,375
The Travelers Cos., Inc.	2,200	323,290

		1,174,969

Media & Entertainment - 2.02%
Take-Two Interactive Software, Inc. (2)	2,500	414,700
ViacomCBS, Inc. Class B	8,400	259,980

		674,680

Metals & Mining - 2.43%
Barrick Gold Corp.	14,200	269,658
Kirkland Lake Gold Ltd. (Canada)	6,400	253,120
Nucor Corp.	2,700	286,902

		809,680

Multi Utilities - 1.09%
Avista Corp.	3,000	115,530
DTE Energy Co.	1,000	108,340
MDU Resources Group, Inc.	5,100	138,873

		362,743

Oil, Gas & Consumable Fuels - 0.07%
DT Midstream, Inc.	500	22,935

Pharmaceuticals, Biotechnology & Life Science - 5.58%
Icon PLC (Ireland) (2)	1,900	513,893
Jazz Pharmaceuticals PLC (Ireland) (2)	3,000	359,610
PerkinElmer, Inc.	2,600	473,616
United Therapeutics Corp. (2)	2,700	511,650

		1,858,769

Retailing - 5.15%
Best Buy Co., Inc.	3,600	384,696
Dollar Tree, Inc. (2)	2,900	388,107
Genuine Parts Co.	2,400	306,576
Penske Automotive Group, Inc.	3,100	308,822
Zumiez, Inc. (2)	7,200	329,472

		1,717,673

Semiconductors & Semiconductor Equipment - 2.64%
Cirrus Logic, Inc. (2)	5,100	408,918
Skyworks Solutions, Inc.	3,100	470,146

		879,064

Software & Services - 5.64%
Amdocs Ltd.	5,400	377,028
Check Point Software Technologies Ltd. (Israel) (2)	3,950	439,674
Dolby Laboratories, Inc. Class A	4,000	333,640
Dropbox, Inc. Class A (2)	14,300	351,923
Genpact Ltd. (Bermuda)	7,800	376,506

		1,878,771

Technology Hardware & Equipment - 7.69%
Arrow Electronics, Inc. (2)	3,100	377,115
Avnet, Inc.	10,800	391,716
CDW Corp.	2,200	416,592
Netgear, Inc. (2)	15,300	409,122
SYNNEX Corp. (2)	4,000	413,840
TE Connectivity Ltd. (Switzerland)	3,600	554,148

		2,562,533

Telecommunication Services - 1.01%
BCE, Inc.	6,700	337,479

Transportation - 1.24%
Landstar System, Inc.	2,450	412,948

Water Utilities - 0.59%
American States Water Co.	2,100	197,778

Total Common Stock	(Cost $ 26,416,799)	30,291,535

Real Estate Investment Trusts - 8.06%

LTC Properties, Inc.	27,900	886,104
Mid-America Apartment Communities, Inc.	4,500	928,125
National Health Investors, Inc.	16,700	872,408

Total Real Estate Investment Trusts	(Cost $ 2,314,700)	2,686,637

Money Market Registered Investment Companies - 0.94%

Federated Hermes Government Obligations Fund - Institutional Class, 0.03% (3)	312,582	312,582

Total Money Market Registered Investment Companies	(Cost $ 312,582)	312,582

Total Investments - 99.88%	(Cost $ 29,044,080)	33,290,754

Other Assets less Liabilities - 0.12%		40,052

Total Net Assets - 100.00%		33,330,806

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$33,290,754	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$33,290,754	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of November 30, 2021.
ADR - American Depositary Receipt
PLC - Public Limited Company